ACCUMULATED OTHER COMPREHENSIVE INCOME - Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net losses and prior service costs or credits									$ (190)	$ (731)	$ 78
Settlement charges	$ (43)				$ (755)				(46)	(755)	(1)
Income from continuing operations before income taxes									1,292	970	1,617
Cost of sales									(7,086)	(6,601)	(6,340)
Reclassifications, Income tax expense (benefit)									(182)	41	(65)
Net income attributable to Baxter stockholders	$ 168	$ 356	$ 246	$ 332	$ (23)	$ 369	$ 313	$ 342	1,102	1,001	$ 1,546
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Baxter stockholders									(87)	(589)
Amortization of pension and other employee benefits items | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net losses and prior service costs or credits									(59)	(31)
Settlement charges									(46)	(755)
Income from continuing operations before income taxes									(105)	(786)
Reclassifications, Income tax expense (benefit)									23	194
Net income attributable to Baxter stockholders									(82)	(592)
Hedging activities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before income taxes									(6)	4
Reclassifications, Income tax expense (benefit)									1	(1)
Net income attributable to Baxter stockholders									(5)	3
Hedging activities | Reclassification out of Accumulated Other Comprehensive Income | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									(5)	4
Hedging activities | Reclassification out of Accumulated Other Comprehensive Income | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net									$ (1)	$ 0